ACCOUNTING POLICIES (Details) - Narrative - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Significant accounting policies [Line Items]
Tangible assets	$ 2,884	$ 2,592	$ 3,381
Impairment and derecognition of tangible assets	0	505	104
Goodwill	126	116	116
Impairment of goodwill	0	0	0
Deferred tax assets	7	105	0
Deferred tax liabilities	246	241	315
Taxation liability	153	72	60
Taxation asset	14	10	6
Rehabilitation obligations	674	730	637
Inventories (excluding finished goods and mine operating supplies)	382	377	404
Receivables from recoverable tax, rebates, levies and duties	281	227	194
Post-retirement obligations	83	100	100
Total assets	7,672	6,863	6,643
Contingent liability disclosure threshold amount	18
Deferred compensation asset
Significant accounting policies [Line Items]
Total assets	28
Deferred compensation asset | Level 3
Significant accounting policies [Line Items]
Total assets	$ 28
Motor vehicles
Significant accounting policies [Line Items]
Useful life of tangible assets	5 years
Computer equipment
Significant accounting policies [Line Items]
Useful life of tangible assets	3 years
Provision for silicosis settlement total
Significant accounting policies [Line Items]
Silicosis provision	$ 61	65	63
Tax losses
Significant accounting policies [Line Items]
Deferred tax assets	$ 487	$ 389	$ 501